Shareholder Report, Average Annual Return (Details)	4 Months Ended
Dec. 31, 2025
SMART Earnings Growth 30 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	25.05%
SMART Trend 25 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%